Long-Term Debt - Schedule of long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 0
FHLB Advances
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	0
Long-term Debt, Fiscal Year Maturity [Abstract]
LongTermDebtMaturitiesRepaymentsOfPrincipalInNextTwelveMonths	100,000	$ 150,000
LongTermDebtMaturitiesRepaymentsOfPrincipalInYearTwo	50,000	100,000
LongTermDebtMaturitiesRepaymentsOfPrincipalInYearThree	100,000	50,000
LongTermDebtMaturitiesRepaymentsOfPrincipalInYearFour	50,000	100,000
LongTermDebtMaturitiesRepaymentsOfPrincipalInYearFive	100,000	0
LongTermDebtMaturitiesRepaymentsOfPrincipalInYearSix		100,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	0
Thereafter		0
Total	$ 400,000	$ 500,000
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
LongTermDebtMaturitiesAverageRateInNextTwelveMonths	1.92%	2.04%
LongTermDebtMaturitiesAverageRateInYearTwo	2.04%	1.92%
LongTermDebtMaturitiesAverageRateInYearThree	1.96%	2.04%
LongTermDebtMaturitiesAverageRateInYearFour	3.01%	1.96%
LongTermDebtMaturitiesAverageRateInYearFive	3.40%	0.00%
LongTermDebtMaturitiesAverageRateInYearSix		3.40%
Long Term Debt Maturities Average Rate In After Year Five	0.00%
Thereafter		0.00%
Total	2.45%	2.27%